May 6, 2014

Draft Registration Statement

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ada Sarmento, Esq.

Re:	Euronav NV (the “Company”)

Dear Ms. Sarmento:

We refer to our letter dated April 29, 2014 relating to the submission of the Company’s draft registration statement on Form F-1 (the “Draft F-1 Registration Statement”) for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act, relating to the Company’s initial public offering in the United States of its ordinary shares. As described in such letter, we submit herewith this letter and the Company’s draft registration statement on Form F-4 (the “Draft F-4 Registration Statement”) to the Staff for concurrent non-public confidential review with the Draft F-1 Registration Statement. The Draft F-4 Registration Statement relates to the Company’s proposed exchange offer, through which the Company will offer to exchange all of its outstanding unregistered ordinary shares issued in Belgium based on the Exxon-Capital Holdings Corporation (available May 13, 1988) no-action letter and related letters including Corimon C.A. S.A.C.A (available March 22, 1993) (involving American Depositary Shares (“ADSs”)) and Vitro, Sociedad Anonima (available November 19, 1991) (involving ADSs). The information contained in the Draft F-4 Registration Statement is substantially similar to the Draft F-1 Registration Statement and differs only to the extent required by the Form F-4 requirements.

The Company intends to file publicly via EDGAR its Registration Statement on Form F-1 and its Registration Statement on Form F-4 at least 21 days prior to the earlier of (i) commencement of the road show for the initial public offering; or (ii) the anticipated date of effectiveness of the registration statement on Form F-4. It is intended that concurrently or shortly following its initial public offering, the Company will commence the offer to exchange the unregistered ordinary shares previously issued in Belgium, other than ordinary shares owned by affiliates of the Company, for fungible ordinary shares that have been registered under the Securities Act of 1933, as amended.

If you have any questions or comments concerning the enclosed, or would like to discuss the timing of the transactions, please feel free to telephone the undersigned at (212) 574-1223, Robert Lustrin at (212) 574-1420 or Keith Billotti at (212) 574-1274.

Very truly yours,

Securities and Exchange Commission

May 6, 2014

SEWARD & KISSEL LLP

By:	/s/ Gary J. Wolfe
Gary J. Wolfe